Prepayments and Other Receivables	12 Months Ended
Mar. 31, 2025
Prepayments and Other Receivables [Abstract]
Prepayments and other receivables

8. Prepayments and other receivables

Prepayments and other receivables consist of the following:

	2025	2024
	US$	US$
Prepaid insurance	27,438	34,790
Prepaid Nasdaq fee	630,000	—
Performance fee receivables	3,936,122	—
Receivable from Bsset Technology Limited (note a)	—	20,000
Others	21,166	32,659
Total	4,613,955	87,449
Allowance for expected credit loss	—	(2,076)
Prepayments and other receivables after allowance for expected credit loss	4,613,955	85,373

Note:

(a)	On March 28, 2023, the Company’s subsidiary, Metalpha, entered an investment agreement with Bsset Technology Limited (“Bsset”). According to the investment agreement, Metalpha transferred approximately US$100,013 to Bsset to invest in a crypto asset portfolio managed by Bsset. As of May 17, 2023, approximately US$80,010 have been received, while remaining still outstanding. Allowance for expected credit loss of US$2,076 was recorded in the consolidated statements of profit or loss and comprehensive loss for the year ended March 31, 2024.

Movements of allowance for expected credit loss as followings:

	2025	2024
	US$	US$
As of April 1	2,076	2,076
Written-off	(2,076)	—
As of March 31	—	2,076